Shareholder Report, Average Annual Return (Details) 192303_FMI International Fund_Institutional Class_TSR SemiAnnual {Institutional Class}	6 Months Ended	12 Months Ended	60 Months Ended	113 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		5.49%	5.54%	6.22%
MSCI EAFE (LOC) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Index
Average Annual Return, Percent		17.38%	9.88%	9.23%
MSCI EAFE® (LOC) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Value Index
Average Annual Return, Percent		25.84%	14.34%	9.98%
MSCI EAFE® (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Average Annual Return, Percent		21.27%	7.91%	8.61%
MSCI EAFE® (USD) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Average Annual Return, Percent		30.05%	12.19%	9.36%